Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 15.9%
Banks - 5.4%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 02/16/2022 (B) (C)	$ 726,000	$ 708,412
Banco Santander Chile
3.18%, 10/26/2031 (C) (D)	989,000	983,758
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	500,000	484,520
4.18%, 11/25/2027	528,000	567,031
CPI-YoY + 1.10%, 7.32% (A), 11/19/2024	1,000,000	1,056,260
Barclays Bank PLC
CPI-YoY + 1.00%, 7.22% (A), 05/22/2023	2,600,000	2,620,046
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (C) (D)	321,000	322,634
BPCE SA
Fixed until 10/19/2041, 3.58% (A), 10/19/2042 (D)	605,000	583,661
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	320,000	308,276
Corestates Capital II
3-Month LIBOR + 0.65%, 0.89% (A), 01/15/2027 (D)	269,000	261,250
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (D)	215,000	205,401
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	381,000	362,412
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (D)	621,000	648,860

		9,112,521

Capital Markets - 1.9%
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,319,000	1,271,259
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	600,000	568,961
Fixed until 11/10/2022 (B), 5.00% (A) (C)	702,000	688,346
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	111,000	103,138
CPI-YoY + 2.00%, 8.00% (A), 04/25/2023 - 06/09/2023	643,000	685,128

		3,316,832

Chemicals - 0.2%
Westlake Chemical Corp.
3.38%, 08/15/2061	461,000	414,609

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.5%
Triton Container International Ltd.
3.15%, 06/15/2031 (D)	$ 880,000	$ 863,882

Consumer Finance - 0.7%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	622,000	591,895
Synchrony Financial
2.88%, 10/28/2031	650,000	620,317

		1,212,212

Food Products - 0.4%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (D)	581,000	648,492

Insurance - 0.9%
Enstar Group Ltd.
3.10%, 09/01/2031	742,000	702,442
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.28% (A), 02/12/2067 (D)	898,000	862,295

		1,564,737

Leisure Products - 0.3%
Brunswick Corp.
2.40%, 08/18/2031	542,000	503,993

Metals & Mining - 2.4%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	466,000	457,286
Glencore Funding LLC
2.63%, 09/23/2031 (D)	1,273,000	1,190,762
2.85%, 04/27/2031 (D)	791,000	756,177
Newcrest Finance Pty Ltd.
5.75%, 11/15/2041 (D)	446,000	553,989
Teck Resources Ltd.
6.25%, 07/15/2041	790,000	999,617
Vale Overseas Ltd.
3.75%, 07/08/2030	88,000	89,232

		4,047,063

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031 (C)	127,000	117,434

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.
4.25%, 01/15/2030 (C)	500,000	506,000
Cenovus Energy, Inc.
4.25%, 04/15/2027	397,000	424,663
Diamondback Energy, Inc.
4.40%, 03/24/2051	424,000	461,870
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077 (C)	731,000	745,809
Energy Transfer LP
4.95%, 05/15/2028	253,000	273,719
Fixed until 02/15/2023 (B), 6.25% (A)	691,000	609,807
EnLink Midstream Partners LP
Fixed until 12/15/2022 (B), 6.00% (A)	133,000	101,080

Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.70%, 01/31/2051	$ 435,000	$ 428,008
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	243,369
Williams Cos., Inc.
3.50%, 10/15/2051	342,000	321,546

		4,115,871

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
2.60%, 02/15/2033 (D)	1,286,000	1,187,062

Total Corporate Debt Securities (Cost $27,450,048)		27,104,708

FOREIGN GOVERNMENT OBLIGATIONS - 16.1%
Australia - 3.6%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 5,000,000	4,162,298
2.50%, 09/20/2030 (E)	1,750,000	1,967,948

		6,130,246

Canada - 1.3%
Canadian Government Real Return Bond
4.00%, 12/01/2031	CAD 552,258	613,122
4.25%, 12/01/2026	1,641,780	1,596,060

		2,209,182

Mexico - 1.4%
Mexico Government International Bond
4.28%, 08/14/2041	$ 686,000	670,565
Mexico Udibonos
Series S,
4.50%, 12/04/2025	MXN 32,057,154	1,629,246

		2,299,811

New Zealand - 3.5%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 7,375,000	6,001,206

Spain - 2.7%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (E)	EUR 2,253,321	3,040,405
1.00%, 11/30/2030 (E)	1,091,100	1,480,091

		4,520,496

United Kingdom - 3.6%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 2,268,353	4,100,116
1.25%, 11/22/2032 (E)	1,013,012	2,054,349

		6,154,465

Total Foreign Government Obligations (Cost $27,505,055)		27,315,406

U.S. GOVERNMENT OBLIGATIONS - 64.4%
U.S. Treasury - 3.9%
U.S. Treasury Note
0.75%, 12/31/2023 (C)	$ 6,700,000	6,649,488

U.S. Treasury Inflation-Protected Securities - 60.5%
U.S. Treasury Inflation-Indexed Bond
0.13%, 02/15/2051	4,269,680	4,595,243
0.75%, 02/15/2042 - 02/15/2045	2,272,123	2,711,294
1.00%, 02/15/2046	2,228,453	2,823,781
1.38%, 02/15/2044	953,936	1,275,045

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Bond (continued)
2.13%, 02/15/2040	$ 900,032	$ 1,305,000
2.38%, 01/15/2025	3,096,072	3,481,146
3.38%, 04/15/2032	1,878,792	2,710,561
3.88%, 04/15/2029	2,197,624	2,982,016
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2022	6,042,350	6,181,057
0.13%, 01/15/2023 - 07/15/2031	36,249,719	38,632,375
0.13%, 04/15/2026 (C)	3,179,070	3,370,518
0.25%, 01/15/2025 - 07/15/2029	3,128,902	3,375,559
0.38%, 07/15/2023 - 07/15/2027	10,646,737	11,324,054
0.50%, 01/15/2028	1,689,960	1,846,479
0.63%, 04/15/2023 - 01/15/2026	15,327,610	16,202,000

		102,816,128

Total U.S. Government Obligations (Cost $105,880,152)		109,465,616

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.1%
Money Market Fund - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.03% (F)	5,262,750	5,262,750

Total Short-Term Investment Company (Cost $5,262,750)		5,262,750

OTHER INVESTMENT COMPANY - 3.5%
Securities Lending Collateral - 3.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (F)	5,965,548	5,965,548

Total Other Investment Company (Cost $5,965,548)		5,965,548

Total Investments (Cost $172,063,553)		175,114,028
Net Other Assets (Liabilities) - (3.0)%		(5,166,691)

Net Assets - 100.0%		$ 169,947,337

Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	02/18/2022	USD	4,671,841	AUD	6,475,000	$93,430	$—
JPMS	02/18/2022	USD	2,390,576	CAD	3,001,000	29,742	—
JPMS	02/18/2022	USD	4,634,098	EUR	4,080,000	48,863	—
JPMS	02/18/2022	USD	6,250,383	GBP	4,657,000	—	(12,122)
JPMS	02/18/2022	USD	1,637,262	MXN	34,500,000	—	(30,619)
JPMS	02/18/2022	USD	4,857,730	NZD	6,950,000	285,757	—
JPMS	02/18/2022	CAD	2,215,400	USD	1,714,366	28,451	—

Total						$486,243	$(42,741)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$27,104,708	$—	$27,104,708
Foreign Government Obligations	—	27,315,406	—	27,315,406
U.S. Government Obligations	—	109,465,616	—	109,465,616
Short-Term Investment Company	5,262,750	—	—	5,262,750
Other Investment Company	5,965,548	—	—	5,965,548

Total Investments	$11,228,298	$163,885,730	$—	$175,114,028

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$486,243	$—	$486,243

Total Other Financial Instruments	$—	$486,243	$—	$486,243

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(42,741)	$—	$(42,741)

Total Other Financial Instruments	$—	$(42,741)	$—	$(42,741)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,382,647, collateralized by cash collateral of $5,965,548 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $552,970. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $13,588,719, representing 8.0% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the total value of Regulation S securities is $22,806,413, representing 13.4% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at January 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CPI-YoY	Consumer Price Index-Year over Year
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 4

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6